Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 4) - Companhia Paranaense De Energia Copel [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Related parties assets	R$ 4,754	R$ 35,561
Related parties liabilities	7,541	7,689
Structure Sharing [Member]
Disclosure of transactions between related parties [line items]
Related parties assets	4,754	54
Related parties liabilities	1,690	1,838
U E G A Loan Agreement [Member]
Disclosure of transactions between related parties [line items]
Related parties assets	0	35,507
Elejor Advance [Member]
Disclosure of transactions between related parties [line items]
Related parties liabilities	R$ 5,851	R$ 5,851